Settlements Payable	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Settlements Payable [Abstract]
SETTLEMENTS PAYABLE

NOTE 6 - SETTLEMENTS PAYABLE

On July 20, 2018, the Company entered into a settlement agreement with a collection agent for American Express relating to $127,056 of past due charges. The agreement provides for initial payment of $12,706, the monthly payments of $6,500 and final payment on January 27, 2020 of $3,850. The amount due at December 31, and September 30, 2020, was $42,850, and $42,850, respectively. Under the terms of the stipulation and settlement agreement, this debt is in default.

NOTE 6 - LINE OF CREDIT - BANK

The Company has a revolving line of credit with a financial institution, which balance is due on demand and principal payments are due monthly at 1/60 th of the outstanding principal balance. This revolving line of credit is in the amount of $50,000, and is personally guaranteed by the Company's Chief Executive Officer ("CEO"). The line bears interest at a fluctuating rate equal to the prime rate plus 4.25%, which at September 30, 2020 and September 30, 2019 was 7.5% and 9.25%, respectively. As of September 30, 2020 and 2019, respectively, the balance of the line of credit was $41,609 and $44,556, with $8,391, available at September 30, 2020.